UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Absolute Return Fund
(Class I Shares: PSQIX)
(Class A Shares: PSQAX)

SEMI-ANNUAL REPORT
October 31, 2014

Palmer Square Absolute Return Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	32
Statement of Operations	34
Statements of Changes in Net Assets	35
Statement of Cash Flows	36
Financial Highlights	37
Notes to Financial Statements	39
Supplemental Information	54
Expense Example	57

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Absolute Return Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS – 2.7%
$245,650	AFGlobal Corp. 0.000%, 1/25/20201, 2	$244,525
272,917	Alon USA Partners LP 0.000%, 11/13/20181, 2	278,034
500,000	Amaya Holdings B.V. (Netherlands) 8.000%, 8/1/20221, 2, 3	507,085
248,744	AqGen Liberty Management I, Inc. 6.500%, 8/30/20201, 2	245,013
1,250,000	Asurion LLC 8.500%, 2/28/20211, 2	1,274,687
487,500	BATS Global Markets Holdings, Inc. 5.000%, 1/31/20201, 2	481,711
250,000	Capital Automotive LP 6.000%, 4/30/20201, 2	253,750
355,986	Cedar Bay Generating Co. LP 6.250%, 4/23/20201, 2	355,541
246,305	Fieldwood Energy LLC 8.375%, 9/30/20201, 2	237,993
220,339	Hilton Worldwide Finance LLC 0.000%, 10/25/20201, 2	218,494
495,119	Hologic, Inc. 3.250%, 8/1/20191, 2	493,386
250,000	Jonah Energy LLC 8.750%, 5/12/20211, 2	242,500
497,481	MacDermid, Inc. 4.000%, 6/7/20201, 2	488,775
238,208	Medpace Holdings, Inc. 5.000%, 4/1/20211, 2	237,538
766,000	Offshore Group Investment Ltd. (Cayman Islands) 5.000%, 10/25/20171, 2, 3	727,972
1,000,000	P2 Lower Acquisition LLC 9.500%, 10/22/20211, 2	983,750
	Power Buyer LLC
15,134	4.250%, 5/6/20201, 2	14,844
284,147	4.250%, 5/6/20201, 2	278,699
248,747	Spin Holdco, Inc. 4.250%, 11/8/20191, 2	246,819
249,367	Univision Communications, Inc. 4.000%, 3/1/20201, 2	247,108
457,891	Windsor Financing LLC 6.250%, 12/5/20171, 2	462,470

	TOTAL BANK LOANS (Cost $8,515,912)	8,520,694

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS – 79.1%
	ASSET-BACKED SECURITIES – 65.3%
$2,000,000	Acis CLO 2014-3 Ltd. (Cayman Islands) 2.740%, 2/1/20261, 2, 4	$1,864,815
1,250,000	Apidos CDO IV (Cayman Islands) 3.834%, 10/27/20181, 2	1,227,147
	Apidos CLO XIV (Cayman Islands)
2,240,000	3.731%, 4/15/20251, 2, 4	2,104,940
2,000,000	5.481%, 4/15/20251, 2, 4	1,730,962
	Apidos CLO XV (Cayman Islands)
3,250,000	3.481%, 10/20/20251, 2, 4	3,009,801
1,000,000	5.731%, 10/20/20251, 2, 4	879,933
3,000,000	Atrium CDO Corp. (Cayman Islands) 6.231%, 10/23/20221, 2, 4	2,995,200
	Atrium IX (Cayman Islands)
5,000,000	0.000%, 2/28/20242	4,952,531
2,500,000	5.238%, 2/28/20241, 2, 4	2,321,609
2,000,000	Atrium X (Cayman Islands) 3.729%, 7/16/20251, 2, 4	1,903,527
	Atrium XI (Cayman Islands)
2,750,000	5.335%, 10/23/20251, 2, 4	2,538,908
1,250,000	6.285%, 10/23/20251, 2, 4	1,133,027
500,000	Avalon IV Capital Ltd. (Cayman Islands) 5.828%, 4/17/20231, 2, 4	489,858
51,508	Babson CLO Ltd. 2005-III (Cayman Islands) 0.483%, 11/10/20191, 4	51,427
1,000,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.484%, 5/15/20231, 2, 4	999,500
	Babson CLO Ltd. 2014-II (Cayman Islands)
2,000,000	5.266%, 10/17/20261, 2, 4	1,835,083
1,000,000	5.666%, 10/17/20261, 2, 4	868,693
	Babson CLO Ltd. 2014-III (Cayman Islands)
1,750,000	3.680%, 1/15/20261, 2, 4	1,647,450
1,375,000	5.332%, 1/15/20261, 2, 4	1,254,137
750,000	6.233%, 1/15/20261, 2, 4	664,725
1,200,000	Battalion CLO VII Ltd. (Cayman Islands) 0.000%, 10/17/20261, 2, 4	1,131,720
	Benefit Street Partners CLO V Ltd. (Cayman Islands)
2,750,000	3.550%, 10/20/20261, 2, 4	2,591,875
2,250,000	5.150%, 10/20/20261, 2, 4	2,055,937
3,000,000	BlueMountain CLO 2013-2 Ltd. (Cayman Islands) 3.782%, 1/22/20251, 2, 4	2,813,101
5,000,000	BlueMountain CLO Ltd. (Cayman Islands) 5.981%, 8/16/20221, 2, 4	5,007,367

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Carlyle Global Market Strategies CLO 2011-1 Ltd. (Cayman Islands) 5.983%, 8/10/20211, 2, 4	$1,459,877
1,000,000	Catamaran CLO 2012-1 Ltd. (Cayman Islands) 5.483%, 12/20/20231, 2, 4	935,421
1,650,000	Catamaran CLO 2014-1 Ltd. (Cayman Islands) 4.731%, 4/20/20261, 2, 4	1,406,625
	Cent CLO 22 Ltd. (Cayman Islands)
1,000,000	5.533%, 11/7/20261, 4	924,900
1,300,000	6.633%, 11/7/20261, 4	1,174,160
1,750,000	CIFC Funding 2012-I Ltd. (Cayman Islands) 6.486%, 8/14/20241, 4	1,749,931
500,000	CIFC Funding 2014-IV Ltd. (Cayman Islands) 5.135%, 10/17/20261, 2, 4	438,924
	Dryden 30 Senior Loan Fund (Cayman Islands)
1,000,000	3.434%, 11/15/20251, 2, 4	933,261
1,500,000	5.234%, 11/15/20251, 2, 4	1,370,426
875,000	5.734%, 11/15/20251, 2, 4	771,368
	Dryden XXII Senior Loan Fund (Cayman Islands)
1,850,000	4.231%, 1/15/20221, 2, 4	1,868,931
3,000,000	5.431%, 1/15/20221, 2, 4	2,968,604
	Dryden XXIII Senior Loan Fund (Cayman Islands)
2,000,000	6.231%, 7/17/20231, 2, 4	1,984,228
3,000,000	7.231%, 7/17/20231, 2, 4	2,969,078
4,000,000	Dryden XXIV Senior Loan Fund (Cayman Islands) 6.134%, 11/15/20231, 2, 4	3,916,087
1,000,000	Dryden XXV Senior Loan Fund (Cayman Islands) 5.731%, 1/15/20251, 2, 4	955,078
	Flatiron CLO 2013-1 Ltd. (Cayman Islands)
1,250,000	5.128%, 1/17/20261, 2, 4	1,129,875
500,000	5.578%, 1/17/20261, 2, 4	433,245
1,000,000	Flatiron CLO 2014-1 Ltd. (Cayman Islands) 3.536%, 7/17/20261, 2, 4	923,000
1,000,000	Flatiron CLO Ltd. (Cayman Islands) 5.734%, 10/25/20241, 2, 4	964,493
900,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.231%, 4/20/20231, 2, 4	885,177
1,500,000	Greywolf CLO II Ltd. (Cayman Islands) 4.061%, 4/15/20251, 2, 4	1,437,450
	Greywolf CLO III Ltd. (Cayman Islands)
1,500,000	3.830%, 4/22/20261, 2, 4	1,412,716
500,000	5.977%, 4/22/20261, 2, 4	435,786
2,000,000	Highbridge Loan Management 2013-2 Ltd. (Cayman Islands) 6.031%, 10/20/20241, 2, 4	1,741,106

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 6.734%, 3/14/20221, 2, 4	$1,000,125
2,000,000	ING IM CLO 2013-2 Ltd. (Cayman Islands) 3.734%, 4/25/20251, 2, 4	1,882,815
	Jamestown CLO I Ltd. (Cayman Islands)
500,000	4.238%, 11/5/20241, 2, 4	488,082
3,700,000	5.738%, 11/5/20241, 2, 4	3,532,927
1,000,000	Jamestown CLO III Ltd. (Cayman Islands) 3.531%, 1/15/20261, 2, 4	920,156
2,000,000	Jamestown CLO IV Ltd. (Cayman Islands) 3.734%, 7/15/20261, 2, 4	1,853,416
	Madison Park Funding XIV Ltd. (Cayman Islands)
4,500,000	4.981%, 7/20/20261, 2, 4	4,058,353
750,000	5.631%, 7/20/20261, 2, 4	654,264
8,650,000	Marathon CLO IV Ltd. (Cayman Islands) 5.982%, 5/20/20231, 2, 4	8,400,890
4,500,000	Marine Park CLO Ltd. (Cayman Islands) 5.981%, 5/18/20231, 2, 4	4,361,282
2,000,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 4.730%, 4/12/20241, 2, 4	1,732,191
	Mountain View CLO 2014-1 Ltd. (Cayman Islands)
5,000,000	0.000%, 10/15/20264	4,239,420
2,000,000	3.988%, 10/15/20261, 4	1,855,520
3,000,000	5.568%, 10/15/20261, 4	2,699,553
2,000,000	6.038%, 10/15/20261, 4	1,718,618
4,000,000	Mountain View CLO II Ltd. (Cayman Islands) 0.630%, 1/12/20211, 2, 4	3,837,804
2,000,000	Mountain View Funding CLO 2006-1 Ltd. (Cayman Islands) 4.631%, 4/15/20191, 2, 4	1,947,831
2,000,000	Neuberger Berman CLO XII Ltd. (Cayman Islands) 6.484%, 7/25/20231, 4	1,985,000
1,000,000	Neuberger Berman CLO XV (Cayman Islands) 4.831%, 10/15/20251, 2, 4	871,470
1,750,000	Neuberger Berman CLO XVI Ltd. (Cayman Islands) 3.581%, 4/15/20261, 2, 4	1,601,411
	Neuberger Berman CLO XVII Ltd. (Cayman Islands)
2,000,000	3.781%, 8/4/20251, 2, 4	1,849,422
4,125,000	4.981%, 8/4/20251, 2, 4	3,557,744
	OCP CLO 2012-1 Ltd. (Cayman Islands)
3,000,000	3.733%, 3/22/20231, 2, 4	3,007,632
1,400,000	5.733%, 3/22/20231, 2, 4	1,349,181
3,000,000	OHA Loan Funding 2013-1 Ltd. (Cayman Islands) 3.831%, 7/23/20251, 2, 4	2,850,436

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,250,000	OZLM Funding III Ltd. (Cayman Islands) 5.232%, 1/22/20251, 2, 4	$1,130,665
1,250,000	OZLM Funding IV Ltd. (Cayman Islands) 3.432%, 7/22/20251, 2, 4	1,138,531
	OZLM Funding Ltd. (Cayman Islands)
3,350,000	6.332%, 7/22/20231, 2, 4	3,344,975
2,000,000	4.586%, 10/30/20231, 2, 4	1,998,800
1,000,000	5.536%, 10/30/20231, 2, 4	938,556
1,500,000	OZLM Funding V Ltd. (Cayman Islands) 3.728%, 1/17/20261, 2, 4	1,388,185
2,000,000	OZLM VI Ltd. (Cayman Islands) 3.730%, 4/17/20261, 2, 4	1,846,782
	OZLM VII Ltd. (Cayman Islands)
2,000,000	3.855%, 7/17/20261, 2, 4	1,856,227
2,500,000	6.155%, 7/17/20261, 2, 4	2,180,764
	OZLM VIII Ltd. (Cayman Islands)
1,000,000	5.225%, 10/17/20261, 2, 4	887,073
500,000	5.875%, 10/17/20261, 2, 4	427,811
2,000,000	Race Point V CLO Ltd. (Cayman Islands) 6.234%, 12/15/20221, 2, 4	2,012,382
6,479,014	Sapphire Valley CDO I Ltd. (Cayman Islands) 0.501%, 12/15/20221, 2, 4	6,405,243
1,750,000	Sudbury Mill CLO Ltd. (Cayman Islands) 3.728%, 1/17/20261, 2, 4	1,617,993
1,350,000	Symphony CLO VII Ltd. (Cayman Islands) 3.433%, 7/28/20211, 2, 4	1,351,465
2,250,000	Symphony CLO X Ltd. (Cayman Islands) 5.481%, 7/23/20231, 2, 4	2,254,491
	TICP CLO II Ltd. (Cayman Islands)
1,000,000	3.531%, 7/20/20261, 2, 4	913,940
1,000,000	4.981%, 7/20/20261, 2, 4	861,730
2,100,000	Venture CDO Ltd. (Cayman Islands) 6.733%, 11/14/20221, 2	2,098,320
2,000,000	Venture XVI CLO Ltd. (Cayman Islands) 3.681%, 4/15/20261, 2, 4	1,825,280
	West CLO 2013-1 Ltd. (Cayman Islands)
3,250,000	0.000%, 11/7/20252, 4	2,893,152
1,250,000	5.137%, 11/7/20251, 2, 4	1,108,779
	West CLO 2014-1 Ltd. (Cayman Islands)
14,000,000	0.000%, 7/18/20262, 4	12,956,507
3,000,000	3.683%, 7/18/20261, 2, 4	2,746,653

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,750,000	5.133%, 7/18/20261, 2, 4	$1,540,296

	TOTAL ASSET-BACKED SECURITIES (Cost $203,807,363)	203,243,163

	CORPORATE – 13.8%
	BASIC MATERIALS – 0.3%
25,000	B2Gold Corp. (Canada) 3.250%, 10/1/20183, 5, 6	22,844
250,000	FMG Resources August 2006 Pty Ltd. (Australia) 8.250%, 11/1/20192, 3, 4	260,312
22,000	Horsehead Holding Corp. 3.800%, 7/1/20175, 6	26,771
500,000	INEOS Group Holdings S.A. (Luxembourg) 6.125%, 8/15/20182, 3, 4	506,250
30,000	Stillwater Mining Co. 1.750%, 10/15/20322, 5, 6	34,388
		850,565
	COMMUNICATIONS – 0.9%
34,000	AOL, Inc. 0.750%, 9/1/20194, 5, 6	35,233
31,000	Blucora, Inc. 4.250%, 4/1/20192, 5	31,988
400,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/20212	423,500
39,000	Ciena Corp. 4.000%, 12/15/20205, 6	46,459
44,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/20183, 5, 6	46,447
600,000	Goodman Networks, Inc. 12.125%, 7/1/20182	645,000
350,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/20202, 3	374,500
350,000	Level 3 Financing, Inc. 7.000%, 6/1/20202	375,375
44,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20183, 4, 5, 6	44,852
29,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/20183, 4, 5, 6	26,680
24,000	SouFun Holdings Ltd. (Cayman Islands) 2.000%, 12/15/20183, 4, 5, 6	22,200
500,000	T-Mobile USA, Inc. 6.464%, 4/28/20192	522,500
32,000	Twitter, Inc. 1.000%, 9/15/20214, 5, 6	29,140

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$39,000	VeriSign, Inc. 4.086%, 8/15/20375	$70,127
31,000	Vipshop Holdings Ltd. (Cayman Islands) 1.500%, 3/15/20193, 5, 6	40,959
48,000	Web.com Group, Inc. 1.000%, 8/15/20185, 6	44,910
36,000	WebMD Health Corp. 1.500%, 12/1/20204, 5, 6	37,395
32,000	Yahoo!, Inc. 0.000%, 12/1/20184, 5, 6	34,580
47,000	Yandex N.V. (Netherlands) 1.125%, 12/15/20183, 4, 5, 6	43,181
		2,895,026
	CONSUMER, CYCLICAL – 0.7%
300,000	Aramark Services, Inc. 5.750%, 3/15/20202	315,000
51,000	Callaway Golf Co. 3.750%, 8/15/20192, 5, 6	58,873
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20192	214,000
53,000	Ezcorp, Inc. 2.125%, 6/15/20194, 5, 6	48,860
100,000	GameStop Corp. 5.500%, 10/1/20192, 4	101,250
250,000	Hanesbrands, Inc. 6.375%, 12/15/20202	266,563
29,000	Iconix Brand Group, Inc. 2.500%, 6/1/20165, 6	39,041
22,000	Meritage Homes Corp. 1.875%, 9/15/20322, 5, 6	21,945
34,000	Meritor, Inc. 7.875%, 3/1/20262, 5, 6	50,065
43,000	Navistar International Corp. 4.500%, 10/15/20185, 6	42,059
65,000	Tesla Motors, Inc. 1.250%, 3/1/20215, 6	62,197
19,000	TiVo, Inc. 2.000%, 10/1/20214, 5, 6	18,703
11,000	Wabash National Corp. 3.375%, 5/1/20185	12,485
750,000	WCI Communities, Inc. 6.875%, 8/15/20212	759,375

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$19,000	WESCO International, Inc. 6.000%, 9/15/20292, 5	$55,468
		2,065,884
	CONSUMER, NON-CYCLICAL – 2.8%
300,000	Acadia Healthcare Co., Inc. 6.125%, 3/15/20212	312,337
35,000	Acorda Therapeutics, Inc. 1.750%, 6/15/20215	37,275
45,000	Aegerion Pharmaceuticals, Inc. 2.000%, 8/15/20194, 5, 6	36,619
13,000	Albany Molecular Research, Inc. 2.250%, 11/15/20184, 5, 6	20,792
21,000	AMAG Pharmaceuticals, Inc. 2.500%, 2/15/20195, 6	28,862
1,000,000	APX Group, Inc. 6.375%, 12/1/20192	987,500
77,000	Ascent Capital Group, Inc. 4.000%, 7/15/20205, 6	69,829
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.875%, 11/15/20172	259,063
500,000	BI-LO LLC / BI-LO Finance Corp. 9.250%, 2/15/20192, 4	497,500
250,000	Biomet, Inc. 6.500%, 10/1/20202	265,000
2,500,000	Cenveo Corp. 6.000%, 8/1/20192, 4	2,418,750
21,000	Chiquita Brands International, Inc. 4.250%, 8/15/20165	21,105
21,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20175	52,644
32,000	Depomed, Inc. 2.500%, 9/1/20215, 6	34,140
300,000	FreseniU.S. Medical Care U.S. Finance II, Inc. 5.625%, 7/31/20194	322,875
500,000	HCA, Inc. 6.500%, 2/15/2020	560,000
29,000	Incyte Corp. 1.250%, 11/15/20204, 5, 6	42,721
250,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/20212, 4	267,500
79,000	Ligand Pharmaceuticals, Inc. 0.750%, 8/15/20194, 5, 6	80,086

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$57,000	Live Nation Entertainment, Inc. 2.500%, 5/15/20194, 5	$59,636
21,000	Medicines Co. 1.375%, 6/1/20175, 6	23,704
21,000	Monster Worldwide, Inc. 3.500%, 10/15/20194, 5	21,000
250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20202	266,875
	PHH Corp.
17,000	6.000%, 6/15/20175	34,096
250,000	7.375%, 9/1/2019	264,375
250,000	Salix Pharmaceuticals Ltd. 6.000%, 1/15/20212, 4	271,250
112,000	ServiceSource International, Inc. 1.500%, 8/1/20185, 6	79,380
19,000	Spectranetics Corp. 2.625%, 6/1/20342, 5	23,453
22,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/20184, 5, 6	21,835
20,000	TAL Education Group (Cayman Islands) 2.500%, 5/15/20193, 4, 5, 6	27,063
300,000	Tenet Healthcare Corp. 6.750%, 2/1/2020	318,375
81,000	TESARO, Inc. 3.000%, 10/1/20215, 6	86,366
400,000	United Rentals North America, Inc. 5.750%, 7/15/20182	421,000
	Valeant Pharmaceuticals International, Inc. (Canada)
250,000	6.750%, 8/15/20182, 3, 4	266,563
250,000	7.500%, 7/15/20212, 3, 4	268,437
24,000	Wright Medical Group, Inc. 2.000%, 8/15/20175, 6	32,940
		8,800,946
	ENERGY – 3.8%
13,000	Alon USA Energy, Inc. 3.000%, 9/15/20184, 5, 6	16,096
350,000	American Energy-Permian Basin LLC / AEPB Finance Corp. 7.125%, 11/1/20202, 4	309,531
750,000	Antero Resources Finance Corp. 6.000%, 12/1/20202	783,750
400,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 6.625%, 10/1/20202	426,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$16,000	BPZ Resources, Inc. 8.500%, 10/1/20175, 6	$12,320
350,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/20202	355,250
20,000	Cobalt International Energy, Inc. 2.625%, 12/1/20195, 6	14,888
250,000	Concho Resources, Inc. 7.000%, 1/15/20212	270,937
57,000	Emerald Oil, Inc. 2.000%, 4/1/20194, 5, 6	35,376
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/20202	329,250
1,250,000	Halcon Resources Corp. 9.750%, 7/15/20202	1,049,219
25,000	JinkoSolar Holding Co., Ltd. (Cayman Islands) 4.000%, 2/1/20193, 4, 5, 6	22,844
250,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/20202	253,125
350,000	Linn Energy LLC / Linn Energy Finance Corp. 6.250%, 11/1/20192	323,750
38,000	Newpark Resources, Inc. 4.000%, 10/1/20175, 6	47,690
500,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp. (Canada) 6.500%, 4/1/20192, 3, 4	375,625
750,000	Oasis Petroleum, Inc. 6.875%, 3/15/20222	783,750
2,250,000	Offshore Group Investment Ltd. (Cayman Islands) 7.125%, 4/1/20232, 3	1,867,500
250,000	Penn Virginia Corp. 8.500%, 5/1/20202	245,625
2,513,000	QR Energy LP / QRE Finance Corp. LLC 9.250%, 8/1/20202	2,845,972
500,000	Quicksilver Resources, Inc. 7.000%, 6/21/20191, 2, 4	456,875
250,000	RKI Exploration & Production LLC / RKI Finance Corp. 8.500%, 8/1/20212, 4	245,625
41,000	SolarCity Corp. 2.750%, 11/1/20185, 6	48,559
350,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/20192, 4	356,125

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$250,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/20182, 3, 4	$248,750
		11,724,432
	FINANCIAL – 1.6%
500,000	Aircastle Ltd. (Bermuda) 4.625%, 12/15/20183	508,750
245,000	American Capital Ltd. 6.500%, 9/15/20182, 4	254,800
26,000	American Residential Properties OP LP 3.250%, 11/15/20184, 5, 6	27,901
43,000	AmTrust Financial Services, Inc. 5.500%, 12/15/20215, 6	74,551
250,000	CIT Group, Inc. 5.500%, 2/15/20194	267,500
300,000	CNO Financial Group, Inc. 6.375%, 10/1/20202, 4	320,250
250,000	E*TRADE Financial Corp. 6.375%, 11/15/20192	267,812
39,000	Encore Capital Group, Inc. 3.000%, 7/1/20205, 6	45,191
350,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/20202, 3	361,375
49,000	Forest City Enterprises, Inc. 4.250%, 8/15/20185, 6	55,431
21,000	Forestar Group, Inc. 3.750%, 3/1/20205, 6	21,433
800,000	International Lease Finance Corp. 8.750%, 3/15/2017	900,500
69,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20205, 6	69,173
44,000	MGIC Investment Corp. 9.000%, 4/1/20634, 5, 6	56,155
500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/20182	490,000
6,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20205, 6	7,238
350,000	Provident Funding Associates LP / PFG Finance Corp. 6.750%, 6/15/20212, 4	350,875
	Starwood Waypoint Residential Trust
45,000	4.500%, 10/15/20174, 5, 6	46,997
65,000	3.000%, 7/1/20194, 5, 6	63,619

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$850,000	Stearns Holdings, Inc. 9.375%, 8/15/20202, 4	$877,625
57,000	Walter Investment Management Corp. 4.500%, 11/1/20195, 6	44,496
		5,111,672
	INDUSTRIAL – 2.7%
21,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/20183, 5, 6	19,687
750,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.250%, 1/31/20192, 3, 4	757,500
4,000,000	B/E Aerospace, Inc. 5.250%, 4/1/20222	4,470,000
400,000	BlueLine Rental Finance Corp. 7.000%, 2/1/20192, 4	423,000
250,000	Building Materials Corp. of America 5.375%, 11/15/20242, 4	251,875
22,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20183, 5, 6	30,594
125,000	Exopack Holding Corp. 10.000%, 6/1/20182, 4	134,687
28,000	General Cable Corp. 4.500%, 11/15/20291, 5, 6	18,603
250,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/20212	256,250
150,000	SBA Communications Corp. 5.625%, 10/1/20192	156,750
75,000	TTM Technologies, Inc. 1.750%, 12/15/20205, 6	71,156
23,000	UTi Worldwide, Inc. (Virgin Islands (British)) 4.500%, 3/1/20193, 4, 5, 6	24,797
1,500,000	Viasystems, Inc. 7.875%, 5/1/20192, 4	1,597,500
20,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20424, 5, 6	24,525
		8,236,924
	TECHNOLOGY – 0.7%
250,000	ACI Worldwide, Inc. 6.375%, 8/15/20202, 4	261,250
26,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20205, 6	26,878
500,000	BMC Software Finance, Inc. 8.125%, 7/15/20212, 4	481,250

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$28,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20175, 6	$29,785
64,000	Cornerstone OnDemand, Inc. 1.500%, 7/1/20185, 6	63,960
34,000	Dealertrack Technologies, Inc. 1.500%, 3/15/20175, 6	46,707
46,000	Electronics For Imaging, Inc. 0.750%, 9/1/20194, 5, 6	48,501
250,000	iGATE Corp. 4.750%, 4/15/20192	250,625
500,000	Infor US, Inc. 9.375%, 4/1/20192	545,625
23,000	Medidata Solutions, Inc. 1.000%, 8/1/20185, 6	24,941
13,000	Microchip Technology, Inc. 2.125%, 12/15/20375	22,157
29,000	Micron Technology, Inc. 3.000%, 11/15/20432, 5, 6	37,446
10,000	Novellus Systems, Inc. 2.625%, 5/15/20415, 6	22,606
22,000	Proofpoint, Inc. 1.250%, 12/15/20184, 5, 6	28,751
25,000	SanDisk Corp. 1.500%, 8/15/20175, 6	47,578
24,000	ServiceNow, Inc. 0.000%, 11/1/20184, 5, 6	27,375
32,000	Spansion LLC 2.000%, 9/1/20205, 6	51,400
39,000	SunEdison, Inc. 2.750%, 1/1/20214, 5, 6	58,866
38,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20165, 6	55,480
40,000	Workday, Inc. 1.500%, 7/15/20205, 6	54,800
		2,185,981
	UTILITIES – 0.3%
500,000	Calpine Corp. 6.000%, 1/15/20222, 4	541,250
688	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 2, 5, 6	43,645
25,000	EnerNOC, Inc. 2.250%, 8/15/20194, 5, 6	21,141

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$400,000	GenOn Energy, Inc. 9.500%, 10/15/2018	$419,000
		1,025,036
	TOTAL CORPORATE (Cost $42,703,223)	42,896,466

	TOTAL BONDS (Cost $246,551,669)	246,139,629

Number of Shares

	COMMON STOCKS – 5.2%
	BASIC MATERIALS – 0.1%
3,800	Mosaic Co.6	168,378

	COMMUNICATIONS – 0.8%
22,460	Aruba Networks, Inc.*6	484,687
32,632	RF Micro Devices, Inc.*	424,542
38,537	RingCentral, Inc. - Class A*6	506,376
1,274	Textura Corp.*6	33,939
18,282	ViaSat, Inc.*6	1,145,185
		2,594,729
	CONSUMER, CYCLICAL – 1.0%
20,687	Bob Evans Farms, Inc.6	1,010,560
2,807	Herman Miller, Inc.	89,824
8,778	Ingram Micro, Inc. - Class A*6	235,602
26,127	Krispy Kreme Doughnuts, Inc.*	494,323
11,721	Mobile Mini, Inc.6	513,732
22,678	National CineMedia, Inc.6	360,580
10,263	Skechers U.S.A., Inc. - Class A*6	561,899
		3,266,520
	CONSUMER, NON-CYCLICAL – 1.0%
14,702	Abaxis, Inc.6	774,207
4,300	Euronet Worldwide, Inc.*6	230,781
37,866	KAR Auction Services, Inc.6	1,149,612
13,222	Quanta Services, Inc.*6	450,606
14,019	Rent-A-Center, Inc.6	434,168
		3,039,374
	ENERGY – 0.3%
14,514	C&J Energy Services, Inc.*	280,265
1,406	EOG Resources, Inc.	133,640
6,580	Patterson-UTI Energy, Inc.6	151,538

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
32,209	Triangle Petroleum Corp.*6	$249,620
		815,063
	FINANCIAL – 0.1%
34,866	FelCor Lodging Trust, Inc. - REIT6	374,112

	INDUSTRIAL – 1.3%
33,849	Headwaters, Inc.*6	429,882
50,515	Jabil Circuit, Inc.6	1,058,289
4,154	Martin Marietta Materials, Inc.6	485,686
35	MasTec, Inc.*	1,002
9,311	OSI Systems, Inc.*6	659,964
4,979	Rogers Corp.*6	340,414
4,049	Tennant Co.6	298,533
7,115	Trex Co., Inc.*6	305,945
10,905	Waste Connections, Inc.6	544,160
		4,123,875
	TECHNOLOGY – 0.6%
114,003	Himax Technologies, Inc. - ADR (Taiwan)3, 6	868,703
29,508	QLogic Corp.*6	348,490
7,025	Skyworks Solutions, Inc.6	409,136
939	Super Micro Computer, Inc.*6	30,010
9,814	Xerox Corp.6	130,330
		1,786,669
	TOTAL COMMON STOCKS (Cost $15,019,015)	16,168,720

	PREFERRED STOCKS – 0.3%
	BASIC MATERIALS – 0.0%
470	Alcoa, Inc. 5.375%, 10/1/20175, 6	24,416
2,575	ArcelorMittal (Luxembourg) 6.000%, 1/15/20163, 5	52,865
		77,281
	COMMUNICATIONS – 0.0%
61	Iridium Communications, Inc. 6.750%, 12/31/20495, 6	22,019

	CONSUMER, NON-CYCLICAL – 0.1%
588	Bunge Ltd. (Bermuda) 4.875%, 12/31/20493, 5, 6	65,462
30	HealthSouth Corp. 6.500%, 12/31/20495	42,158

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
421	Post Holdings, Inc. 3.750%, 12/31/20494, 5, 6	$37,839
219	Tyson Foods, Inc. 4.750%, 7/15/20175, 6	11,114
60	Universal Corp. 6.750%, 12/31/20492, 5, 6	64,260
		220,833
	ENERGY – 0.0%
2,678	McDermott International, Inc. (Panama) 6.250%, 4/1/20173, 5, 6	41,884

	FINANCIAL – 0.2%
1,747	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20495, 6	47,335
741	AMG Capital Trust II 5.150%, 10/15/20375	45,710
50	Bank of America Corp. 7.250%, 12/31/20495, 6	57,245
519	EPR Properties 5.750%, 12/31/20495, 6	12,126
714	Health Care REIT, Inc. 6.500%, 12/31/20495, 6	44,682
896	iStar Financial, Inc. 4.500%, 12/31/20492, 5, 6	54,898
331	KeyCorp 7.750%, 12/31/20495, 6	43,196
65	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20493, 5, 6	96,281
358	Ramco-Gershenson Properties Trust 7.250%, 12/31/20495, 6	22,984
20	Wells Fargo & Co. 7.500%, 12/31/20495, 6	24,123
35	Wintrust Financial Corp. 5.000%, 12/31/20495, 6	43,868
		492,448
	UTILITIES – 0.0%
220	Dynegy, Inc. 5.375%, 11/1/20175, 6	22,137

	TOTAL PREFERRED STOCKS (Cost $816,447)	876,602

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 0.1%
10,000	PowerShares Buyback Achievers Portfolio	$459,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $304,400)	459,900

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.3%
	CALL OPTIONS – 0.1%
	EQUITY – 0.1%
	Applied Micro Circuits Corp.
64	Exercise Price: $10.00, Expiration Date: November 22, 2014	64
	C&J Energy Services, Inc.
53	Exercise Price: $19.00, Expiration Date: November 22, 2014	5,698
98	Exercise Price: $20.00, Expiration Date: November 22, 2014	6,860
63	Exercise Price: $23.00, Expiration Date: November 22, 2014	—
63	Exercise Price: $25.00, Expiration Date: November 22, 2014	—
	Emerald Oil, Inc.
70	Exercise Price: $5.00, Expiration Date: November 22, 2014	700
	Extreme Networks, Inc.
63	Exercise Price: $5.00, Expiration Date: November 22, 2014	—
	Halcon Resources Corp.
279	Exercise Price: $3.00, Expiration Date: November 22, 2014	9,765
95	Exercise Price: $4.00, Expiration Date: November 22, 2014	—
6	Exercise Price: $4.00, Expiration Date: January 17, 2015	150
	Himax Technologies, Inc. - ADR (Cayman Islands)
189	Exercise Price: $8.00, Expiration Date: November 22, 2014	8,977
190	Exercise Price: $9.00, Expiration Date: November 22, 2014	3,800
38	Exercise Price: $9.00, Expiration Date: December 20, 2014	1,425
	Ingram Micro, Inc. - Class A
152	Exercise Price: $25.00, Expiration Date: November 22, 2014	27,740
	Martin Marietta Materials, Inc.
6	Exercise Price: $115.00, Expiration Date: November 22, 2014	2,310
25	Exercise Price: $120.00, Expiration Date: November 22, 2014	3,313
13	Exercise Price: $125.00, Expiration Date: November 22, 2014	650
	Patterson-UTI Energy, Inc.
63	Exercise Price: $24.00, Expiration Date: November 22, 2014	4,883
38	Exercise Price: $27.00, Expiration Date: November 22, 2014	760
64	Exercise Price: $28.00, Expiration Date: November 22, 2014	960
	Radware Ltd.
25	Exercise Price: $17.00, Expiration Date: November 22, 2014	5,000
	Royal Caribbean Cruises Ltd. (Liberia)
63	Exercise Price: $55.00, Expiration Date: November 22, 201	81,742
38	Exercise Price: $60.00, Expiration Date: November 22, 2014	30,780
13	Exercise Price: $65.00, Expiration Date: November 22, 2014	5,103
13	Exercise Price: $60.00, Expiration Date: December 20, 2014	11,342

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Skechers U.S.A., Inc. - Class A
25	Exercise Price: $55.00, Expiration Date: November 22, 2014	$4,500
	Skyworks Solutions, Inc.
89	Exercise Price: $47.00, Expiration Date: November 22, 2014	98,345
13	Exercise Price: $49.00, Expiration Date: November 22, 2014	12,415
	Textura Corp.
38	Exercise Price: $25.00, Expiration Date: November 22, 2014	10,070
	Tower Semiconductor Ltd.
13	Exercise Price: $10.00, Expiration Date: January 17, 2015	910
	Triangle Petroleum Corp.
63	Exercise Price: $10.00, Expiration Date: November 22, 2014	315
	Xerox Corp.
126	Exercise Price: $13.00, Expiration Date: November 22, 2014	5,796
		344,373
	TOTAL CALL OPTIONS (Cost $277,797)	344,373

	PUT OPTIONS – 0.2%
	EQUITY – 0.2%
	Advance Auto Parts, Inc.
13	Exercise Price: $145.00, Expiration Date: November 22, 2014	4,875
	Avis Budget Group, Inc.
37	Exercise Price: $52.50, Expiration Date: November 22, 2014	3,885
	BreitBurn Partners LP
13	Exercise Price: $20.00, Expiration Date: January 17, 2015	4,550
	Donaldson Co., Inc.
25	Exercise Price: $40.00, Expiration Date: December 20, 2014	1,875
	EnerSys
25	Exercise Price: $60.00, Expiration Date: November 22, 2014	3,187
13	Exercise Price: $65.00, Expiration Date: November 22, 2014	5,070
	iShares 7-10 Year Treasury Bond ETF
150	Exercise Price: $102.00, Expiration Date: November 22, 2014	—
100	Exercise Price: $103.00, Expiration Date: November 22, 2014	1,000
250	Exercise Price: $104.00, Expiration Date: November 22, 2014	6,250
	iShares iBoxx $High Yield Corporate Bond ETF
275	Exercise Price: $90.00, Expiration Date: November 22, 2014	8,250
	iShares iBoxx $Investment Grade Corporate Bond ETF
1,000	Exercise Price: $118.00, Expiration Date: November 22, 2014	40,000
500	Exercise Price: $118.00, Expiration Date: December 20, 2014	47,500
	Mosaic Co.
38	Exercise Price: $47.50, Expiration Date: December 20, 2014	14,725
	Nu Skin Enterprises, Inc. - Class A
19	Exercise Price: $45.00, Expiration Date: November 22, 2014	2,945

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	QUALCOMM, Inc.
13	Exercise Price: $75.00, Expiration Date: November 22, 2014	$761
	Quanta Services, Inc.
64	Exercise Price: $35.00, Expiration Date: November 22, 2014	9,920
	RF Micro Devices, Inc.
63	Exercise Price: $9.00, Expiration Date: November 22, 2014	315
7	Exercise Price: $10.00, Expiration Date: November 22, 2014	35
	SPDR Barclays High Yield Bond ETF
1,000	Exercise Price: $39.00, Expiration Date: November 22, 2014	10,000
500	Exercise Price: $40.00, Expiration Date: November 22, 2014	13,750
	SPDR S&P 500 ETF Trust
1,500	Exercise Price: $191.00, Expiration Date: December 20, 2014	223,500
	Tractor Supply Co.
25	Exercise Price: $60.00, Expiration Date: November 22, 2014	—
	Triangle Petroleum Corp.
63	Exercise Price: $7.50, Expiration Date: November 22, 2014	2,835
		405,228
	TOTAL PUT OPTIONS (Cost $528,984)	405,228

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $806,781)	749,601

	TOTAL INVESTMENTS – 87.7% (Cost $272,014,224)	272,915,146
	Other Assets in Excess of Liabilities – 12.3%	38,189,503

	TOTAL NET ASSETS – 100.0%	$311,104,649

Principal Amount

	SECURITIES SOLD SHORT – (14.1)%
	BONDS – (11.2)%
	CORPORATE – (3.8)%
	BASIC MATERIALS – (0.2)%
$(500,000)	Alcoa, Inc. 6.150%, 8/15/2020	$(564,314)

	COMMUNICATIONS – (0.2)%
(1,000,000)	Affinion Group, Inc. 7.875%, 12/15/20182	(785,000)

	CONSUMER, CYCLICAL – (0.9)%
(500,000)	Interface, Inc. 7.625%, 12/1/20182	(521,650)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$(1,300,000)	Perry Ellis International, Inc. 7.875%, 4/1/20192	$(1,332,500)
(1,000,000)	Petco Holdings, Inc. 8.500%, 10/15/20172, 4	(1,007,500)
		(2,861,650)
	CONSUMER, NON-CYCLICAL – (1.7)%
(500,000)	ADT Corp. 6.250%, 10/15/2021	(526,250)
(1,000,000)	BI-LO LLC / BI-LO Finance Corp. 8.625%, 9/15/20182, 4	(902,500)
(2,500,000)	Cenveo Corp. 11.500%, 5/15/20172	(2,550,000)
(750,000)	ConvaTec Finance International S.A. (Luxembourg) 8.250%, 1/15/20192, 3, 4	(766,500)
(500,000)	DJO Finance LLC / DJO Finance Corp. 7.750%, 4/15/20182	(507,500)
		(5,252,750)
	INDUSTRIAL – (0.3)%
(1,000,000)	Associated Materials LLC / AMH New Finance, Inc. 9.125%, 11/1/20172	(981,250)

	TECHNOLOGY – (0.1)%
(300,000)	Aspect Software, Inc. 10.625%, 5/15/20172	(297,750)

	UTILITIES – (0.4)%
(1,000,000)	Calpine Corp. 7.875%, 1/15/20232, 4	(1,112,500)

	TOTAL CORPORATE (Proceeds $12,187,362)	(11,855,214)

	MORTGAGE-BACKED SECURITIES – (3.4)%
	Fannie Mae Pool
(5,000,000)	4.000%, 11/15/20407	(5,308,580)
(5,000,000)	3.500%, 12/1/2040	(5,153,610)

	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $10,450,781)	(10,462,190)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT – (4.0)%
$(12,500,000)	United States Treasury Note 0.250%, 9/30/2015	$(12,516,600)

	TOTAL U.S. GOVERNMENT (Proceeds $12,471,680)	(12,516,600)

	TOTAL BONDS (Proceeds $35,109,823)	(34,834,004)

Number of Shares

	COMMON STOCKS – (2.6)%
	BASIC MATERIALS – 0.0%
(1,025)	Alcoa, Inc.	(17,179)
(2,850)	ArcelorMittal (Luxembourg)3	(37,506)
(3,189)	B2Gold Corp. (Canada)*3	(5,326)
(1,091)	Horsehead Holding Corp.*	(17,139)
(111)	Sesa Sterlite Ltd. - ADR (India)3	(1,869)
(1,876)	Stillwater Mining Co.*	(24,632)
		(103,651)
	COMMUNICATIONS – (0.4)%
(328)	AOL, Inc.*	(14,278)
(30,153)	Blucora, Inc.*	(511,093)
(1,022)	Ciena Corp.*	(17,129)
(291)	Ctrip.com International Ltd. - ADR (China)*3	(16,965)
(50,990)	Harmonic, Inc.*	(340,103)
(1,766)	Iridium Communications, Inc.*	(16,777)
(166)	Qihoo 360 Technology Co., Ltd. - ADR (China)*3	(12,115)
(36)	SINA Corp. (China)*3	(1,475)
(450)	SouFun Holdings Ltd. - ADR (China)3	(4,388)
(90)	Time Warner Cable, Inc.	(13,249)
(291)	Time Warner, Inc.	(23,126)
(21)	Time, Inc.	(475)
(243)	Twitter, Inc.*	(10,077)
(998)	VeriSign, Inc.*	(59,641)
(108)	Vipshop Holdings Ltd. - ADR (China)*3	(24,763)
(625)	Web.com Group, Inc.*	(12,831)
(459)	WebMD Health Corp.*	(19,590)
(287)	Yahoo!, Inc.*	(13,216)
(431)	Yandex N.V. - Class A (Netherlands)*3	(12,335)
		(1,123,626)
	CONSUMER, CYCLICAL – (0.9)%
(456)	Advance Auto Parts, Inc.	(67,014)
(10,264)	ANN, Inc.*	(394,035)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(4,380)	Callaway Golf Co.	$(34,339)
(567)	Carter's, Inc.	(44,300)
(24,904)	Chico's FAS, Inc.	(375,552)
(2,017)	Ezcorp, Inc. - Class A*	(22,752)
(11,662)	Francesca's Holdings Corp.*	(138,894)
(767)	Iconix Brand Group, Inc.*	(30,688)
(121)	Meritage Homes Corp.*	(4,452)
(2,107)	Meritor, Inc.*	(24,209)
(316)	Navistar International Corp.*	(11,177)
(1,100)	Nu Skin Enterprises, Inc. - Class A	(58,113)
(2,739)	PVH Corp.	(313,205)
(5,026)	Royal Caribbean Cruises Ltd.3	(341,617)
(7,457)	Select Comfort Corp.*	(191,570)
(100)	Tesla Motors, Inc.*	(24,170)
(7,479)	Tiffany & Co.	(718,881)
(675)	TiVo, Inc.*	(8,809)
(613)	Wabash National Corp.*	(6,314)
(651)	WESCO International, Inc.*	(53,649)
		(2,863,740)
	CONSUMER, NON-CYCLICAL – (0.5)%
(580)	Acorda Therapeutics, Inc.*	(20,196)
(724)	Aegerion Pharmaceuticals, Inc.*	(14,617)
(714)	Albany Molecular Research, Inc.*	(16,608)
(597)	AMAG Pharmaceuticals, Inc.*	(19,707)
(413)	Ascent Capital Group, Inc. - Class A*	(26,556)
(7,277)	Avis Budget Group, Inc.*	(405,693)
(376)	Bunge Ltd.3	(33,332)
(49)	Chiquita Brands International, Inc.*	(707)
(677)	Cubist Pharmaceuticals, Inc.*	(48,940)
(12,956)	Cynosure, Inc. - Class A*	(327,657)
(1,185)	Depomed, Inc.*	(18,249)
(557)	HealthSouth Corp.	(22,464)
(426)	Incyte Corp.*	(28,568)
(657)	Ligand Pharmaceuticals, Inc.*	(36,312)
(810)	Live Nation Entertainment, Inc.*	(21,060)
(421)	Medicines Co.*	(10,660)
(2,045)	Monster Worldwide, Inc.*	(7,894)
(11,208)	Nutrisystem, Inc.	(188,743)
(1,157)	PHH Corp.*	(27,409)
(714)	Post Holdings, Inc.*	(26,775)
(1,851)	ServiceSource International, Inc.*	(7,071)
(430)	Spectranetics Corp.*	(13,661)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,316)	Spectrum Pharmaceuticals, Inc.*	$(9,975)
(614)	TAL Education Group - ADR (China)*3	(19,501)
(1,719)	TESARO, Inc.*	(47,823)
(169)	Tyson Foods, Inc. - Class A	(6,819)
(796)	Universal Corp.	(35,422)
(746)	Wright Medical Group, Inc.*	(23,588)
		(1,466,007)
	ENERGY – 0.0%
(646)	Alon USA Energy, Inc.	(10,362)
(2,113)	BPZ Resources, Inc.*	(2,620)
(199)	Cobalt International Energy, Inc.*	(2,330)
(4,218)	Emerald Oil, Inc.*	(13,413)
(211)	JinkoSolar Holding Co., Ltd. - ADR (China)*3	(5,206)
(7,074)	McDermott International, Inc.*3	(27,164)
(2,452)	Newpark Resources, Inc.*	(28,026)
(437)	SolarCity Corp.*	(25,862)
		(114,983)
	FINANCIAL – (0.2)%
(56)	Affiliated Managers Group, Inc.*	(11,188)
(218)	Alexandria Real Estate Equities, Inc. - REIT	(18,094)
(770)	American Residential Properties, Inc. - REIT*	(14,630)
(1,312)	AmTrust Financial Services, Inc.	(58,869)
(37)	Bank of America Corp.	(635)
(1,933)	Credit Acceptance Corp.*	(285,234)
(681)	Encore Capital Group, Inc.*	(30,992)
(120)	EPR Properties - REIT	(6,732)
(905)	Forest City Enterprises, Inc. - Class A*	(18,905)
(536)	Forestar Group, Inc.*	(9,353)
(423)	Health Care REIT, Inc. - REIT	(30,080)
(3,015)	iStar Financial, Inc. - REIT*	(42,783)
(349)	KeyCorp	(4,607)
(4,998)	Meadowbrook Insurance Group, Inc.	(31,837)
(653)	MGIC Investment Corp.*	(5,825)
(4,735)	OFG Bancorp (Puerto Rico)3	(73,724)
(65)	Portfolio Recovery Associates, Inc.*	(4,111)
(874)	Ramco-Gershenson Properties Trust - REIT	(15,278)
(1,571)	Starwood Waypoint Residential Trust - REIT	(41,129)
(387)	Walter Investment Management Corp.*	(8,793)
(4)	Wells Fargo & Co.	(212)
(716)	Wintrust Financial Corp.	(33,165)
		(746,176)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL – (0.3)%
(811)	Aegean Marine Petroleum Network, Inc. (Greece)3	$(6,853)
(3,605)	AptarGroup, Inc.	(224,375)
(1,918)	Cemex S.A.B. de C.V. - ADR (Mexico)*3	(23,591)
(4,598)	Donaldson Co., Inc.	(191,185)
(5,648)	EnerSys	(354,694)
(452)	General Cable Corp.	(6,405)
(1,372)	Hillenbrand, Inc.	(45,674)
(939)	Regal-Beloit Corp.	(66,641)
(5,389)	TTM Technologies, Inc.*	(37,238)
(1,000)	UTi Worldwide, Inc.*3	(10,930)
(1,480)	Vishay Intertechnology, Inc.	(19,995)
		(987,581)
	TECHNOLOGY – (0.3)%
(959)	Allscripts Healthcare Solutions, Inc.*	(13,158)
(66,706)	Applied Micro Circuits Corp.*	(431,588)
(606)	Bottomline Technologies de, Inc.*	(15,205)
(639)	Cornerstone OnDemand, Inc.*	(23,177)
(674)	Dealertrack Technologies, Inc.*	(31,712)
(524)	Electronics For Imaging, Inc.*	(23,957)
(268)	Lam Research Corp.	(20,866)
(231)	Medidata Solutions, Inc.*	(10,420)
(486)	Microchip Technology, Inc.	(20,951)
(835)	Micron Technology, Inc.*	(27,630)
(383)	Proofpoint, Inc.*	(16,867)
(427)	SanDisk Corp.	(40,198)
(195)	ServiceNow, Inc.*	(13,246)
(1,940)	Spansion, Inc. - Class A*	(39,925)
(2,098)	SunEdison, Inc.*	(40,932)
(1,533)	Take-Two Interactive Software, Inc.*	(40,548)
(365)	Workday, Inc. - Class A*	(34,850)
		(845,230)
	UTILITIES – 0.0%
(495)	Dynegy, Inc.*	(15,098)
(485)	EnerNOC, Inc.*	(7,163)

	TOTAL UTILITIES (Proceeds $24,893)	(22,261)

	TOTAL COMMON STOCKS (Proceeds $7,721,555)	(8,273,255)

	EXCHANGE-TRADED FUNDS – (0.3)%
(3,339)	Consumer Staples Select Sector SPDR Fund	(155,965)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(12,110)	SPDR S&P Oil & Gas Exploration & Production ETF	$(737,136)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $833,114)	(893,101)

	TOTAL SECURITIES SOLD SHORT (Proceeds $43,664,492)	$(44,000,360)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	EQUITY – (0.1)%
	C&J Energy Services, Inc.
(63)	Exercise Price: $26.00, Expiration Date: November 22, 2014	$—
	Himax Technologies, Inc. - ADR
(63)	Exercise Price: $10.00, Expiration Date: November 22, 2014	(630)
	iShares iBoxx $Investment Grade Corporate Bond ETF
(500)	Exercise Price: $121.00, Expiration Date: November 22, 2014	—
(511)	Exercise Price: $123.00, Expiration Date: November 22, 2014	—
	Martin Marietta Materials, Inc.
(25)	Exercise Price: $130.00, Expiration Date: November 22, 2014	—
	Patterson-UTI Energy, Inc.
(43)	Exercise Price: $30.00, Expiration Date: November 22, 2014	(430)
(64)	Exercise Price: $32.00, Expiration Date: November 22, 2014	(640)
(20)	Exercise Price: $34.00, Expiration Date: November 22, 2014	—
	Quanta Services, Inc.
(37)	Exercise Price: $34.00, Expiration Date: November 22, 2014	(3,700)
(38)	Exercise Price: $35.00, Expiration Date: November 22, 2014	(2,090)
(32)	Exercise Price: $36.00, Expiration Date: November 22, 2014	(960)
(13)	Exercise Price: $37.00, Expiration Date: November 22, 2014	(195)
(38)	Exercise Price: $38.00, Expiration Date: November 22, 2014	(190)
	RF Micro Devices, Inc.
(102)	Exercise Price: $10.00, Expiration Date: November 22, 2014	(30,600)
(95)	Exercise Price: $11.00, Expiration Date: November 22, 2014	(19,475)
(64)	Exercise Price: $13.00, Expiration Date: November 22, 2014	(3,520)
(32)	Exercise Price: $13.00, Expiration Date: January 17, 2015	(3,280)
	Royal Caribbean Cruises Ltd.
(37)	Exercise Price: $62.50, Expiration Date: November 22, 2014	(21,738)
(26)	Exercise Price: $70.00, Expiration Date: November 22, 2014	(2,821)
	Skechers U.S.A., Inc. - Class A
(75)	Exercise Price: $65.00, Expiration Date: November 22, 2014	(750)
	Skyworks Solutions, Inc.
(76)	Exercise Price: $55.00, Expiration Date: November 22, 2014	(35,340)
(25)	Exercise Price: $60.00, Expiration Date: November 22, 2014	(4,812)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	U.S. Silica Holdings, Inc.
(19)	Exercise Price: $60.00, Expiration Date: November 22, 2014	$(380)
(4)	Exercise Price: $70.00, Expiration Date: November 22, 2014	—
(1)	Exercise Price: $65.00, Expiration Date: December 20, 2014	—
		(131,551)
	TOTAL CALL OPTIONS (Proceeds $99,407)	(131,551)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Chipotle Mexican Grill, Inc.
(6)	Exercise Price: $635.00, Expiration Date: November 22, 2014	(6,540)
	iShares iBoxx $High Yield Corporate Bond ETF
(200)	Exercise Price: $87.00, Expiration Date: December 20, 2014	(6,500)
(75)	Exercise Price: $88.00, Expiration Date: December 20, 2014	(3,000)
	iShares iBoxx $Investment Grade Corporate Bond ETF
(500)	Exercise Price: $113.00, Expiration Date: November 22, 2014	—
(511)	Exercise Price: $115.00, Expiration Date: November 22, 2014	(5,110)
	Nu Skin Enterprises, Inc. - Class A
(19)	Exercise Price: $35.00, Expiration Date: November 22, 2014	(1,045)
	SPDR S&P 500 ETF Trust
(1,500)	Exercise Price: $181.00, Expiration Date: December 20, 2014	(87,750)
		(109,945)
	TOTAL PUT OPTIONS (Proceeds $146,754)	(109,945)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $246,161)	$(241,496)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Variable, floating or step rate security.
2	Callable.
3	Foreign security denominated in U.S. Dollars.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Convertible security.
6	All or a portion of this security is segregated as collateral for securities sold short.
7	To-be-announced security.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
AK Steel Corp.	Pay	5.00%	9/20/19	$	1,000,000	$15,000	$7,210
Alcoa, Inc.	Pay	1.00	12/20/19		1,500,000	31,370	(6,004)
Markit CDX NA
High Yield Series 20 Index	Pay	5.00	6/20/18		2,475,000	(169,537)	(48,513)
Investment Grade Series 23 Index	Pay	1.00	12/20/19		1,500,000	(25,051)	(3,173)
Staples, Inc.	Pay	1.00	12/20/19		1,500,000	77,127	(14,770)
SunGard Data Systems, Inc.	Receive	5.00	6/20/19		1,500,000	141,018	(3,755)
SUPERVALU, Inc.	Pay	5.00	6/20/19		1,000,000	(54,059)	(34,747)
TOTAL SWAP CONTRACTS						$15,868	$(103,752)

(a)
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

SWAPTIONS CONTRACTS
CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES

						Premium
Counterparty/	Buy/Sell	Exercise	Expiration		Notional	Paid	Market
Description	Protection	Price	Date	Ccy	Amount	(Received)	Value
J.P. Morgan
Markit CDX.NA.HY.23
Call - 5 Year Index	Buy	$107.50	12/20/19	$	5,000,000	$(10,000)	$(13,773)
Put - 5 Year Index	Sell	105.50	12/20/19		5,000,000	19,000	13,578
TOTAL CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES						$9,000	$(195)

INTEREST RATE SWAPTIONS CONTRACTS

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16	$	100,000	$4,260	$90
TOTAL INTEREST RATE SWAPTIONS CONTRACTS							$4,260	$90

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

INTEREST RATE CAP OPTIONS CONTRACTS

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Cap	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 2 Year	USD-LIBOR-BBA	Receive	0.48538	10/15/15		$12,500,000	$46,250	$2,500
Call - OTC 2 Year	USD-LIBOR-BBA	Receive	0.57250	1/19/16		100,000,000	166,750	70,887
TOTAL INTEREST RATE CAP OPTIONS CONTRACTS							$213,000	$73,387

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value At	Value At	Appreciation
Long (Short)	Description	Date	Trade Date	October 31, 2014	(Depreciation)
(35)	5-Year U.S. Treasury Note (CBT)	December 2014	$(4,148,234)	$(4,180,039)	$(31,805)
(15)	2-Year U.S. Treasury Note (CBT)	December 2014	(3,297,385)	(3,293,438)	3,947
TOTAL FUTURES CONTRACTS			$(7,445,619)	$(7,473,477)	$(27,858)

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SUMMARY OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	2.7%
Bonds
Asset-Backed Securities	65.3%
Corporate	13.8%
Total Bonds	79.1%
Common Stocks
Industrial	1.3%
Consumer, Cyclical	1.0%
Consumer, Non-cyclical	1.0%
Communications	0.8%
Technology	0.6%
Energy	0.3%
Financial	0.1%
Basic Materials	0.1%
Total Common Stocks	5.2%
Preferred Stocks
Financial	0.2%
Consumer, Non-cyclical	0.1%
Basic Materials	0.0%
Energy	0.0%
Utilities	0.0%
Communications	0.0%
Total Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Purchased Options Contracts
Put Options	0.2%
Call Options	0.1%
Total Purchased Options Contracts	0.3%
Total Investments	87.7%
Other Assets in Excess of Liabilities	12.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $271,207,443)	$272,165,545
Purchased options contracts, at value (cost $806,781)	749,601
Total investments, at value (cost $272,014,224)	272,915,146
Purchased interest rate cap options contracts, at value (cost $213,000)	73,387
Purchased swaptions contracts, at value (cost $23,260)	13,668
Cash	35,016,003
Cash held by broker	35,981,302
Receivables:
Investment securities sold	19,658,280
Fund shares sold	158,356
Premiums paid on open swap contracts	264,515
Unrealized appreciation on open swap contracts	7,210
Dividends and interest	1,861,319
Prepaid expenses	15,272
Total assets	365,964,458

Liabilities:
Securities sold short, at value (proceeds $43,664,492)	44,000,360
Written options contracts, at value (proceeds $246,161)	241,496
Written swaptions contracts, at value (proceeds $10,000)	13,773
Payables:
Investment securities purchased	9,092,234
Fund shares redeemed	209,096
Premiums received on open swap contracts	248,647
Unrealized depreciation on open swap contracts	110,962
Unrealized depreciation on open futures contracts	27,858
Advisory fees	394,404
Shareholder servicing fees (Note 6)	90,271
Distribution fees (Note 7)	1,240
Dividends and interest on securities sold short	254,089
Fund accounting fees	48,885
Fund administration fees	31,189
Custody fees	24,943
Broker fees	19,035
Auditing fees	17,321
Transfer agent fees and expenses	9,520
Chief Compliance Officer fees	9,387
Trustees' fees and expenses	1,216
Accrued other expenses	13,883
Total liabilities	54,859,809

Net Assets	$311,104,649

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of October 31, 2014 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$305,677,254
Accumulated net investment income	2,052,901
Accumulated net realized gain on investments, purchased options contracts, securities sold short, futures contracts, written options contracts, swaptions contracts, swap contracts,
forward contracts and foreign currency transactions	3,089,363
Net unrealized appreciation (depreciation) on:
Investments	958,102
Purchased options contracts	(196,793)
Securities sold short	(335,868)
Futures contracts, written options contracts, swaptions contracts and swap contracts	(140,310)
Net Assets	$311,104,649

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$305,563,872
Shares of beneficial interest issued and outstanding	30,660,329
Offering and redemption price per share	$9.97

Class A Shares:
Net assets applicable to shares outstanding	$5,540,777
Shares of beneficial interest issued and outstanding	558,405
Redemption price*	9.92
Maximum sales charge (5.75% of offering price)**	0.61
Maximum offering price to public	$10.53

*
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign tax withholding of $194)	$156,642
Interest	7,918,778
Total investment income	8,075,420

Expenses:
Advisory fees	2,064,511
Interest on securities sold short	460,219
Dividends on securities sold short	317,110
Brokerage expense	218,172
Shareholder servicing fees (Note 6)	144,271
Fund accounting fees	134,851
Administration fees	132,307
Custody fees	35,596
Registration fees	33,729
Transfer agent fees and expenses	30,410
Distribution fees (Note 7)	25,736
Legal fees	20,123
Auditing fees	17,648
Shareholder reporting fees	16,541
Chief Compliance Officer fees	12,403
Miscellaneous	12,098
Trustees' fees and expenses	3,781
Insurance fees	1,008
Total expenses	3,680,514
Advisory fees recovered	170,341
Net expenses	3,850,855
Net investment income	4,224,565

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short,
Futures Contracts, Written Options Contracts, Swaptions Contracts, Swap Contracts,
Forward Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	506,878
Purchased options contracts	(1,395,454)
Securities sold short	1,414,362
Futures contracts, written options contracts, swaptions contracts and swap contracts	119,281
Foreign currency transactions	114
Net realized gain	645,181
Net change in unrealized appreciation/depreciation on:
Investments	(6,075,157)
Purchased options contracts	(87,920)
Securities sold short	763,480
Futures contracts, written options, swaptions contracts and swap contracts	(114,661)
Foreign currency translations	(443)
Net change in unrealized appreciation/depreciation	(5,514,701)
Net realized and unrealized loss on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency	(4,869,520)

Net Decrease in Net Assets from Operations	$(644,955)

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2014 (Unaudited)	For the Year Ended April 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,224,565	$6,072,035
Net realized gain on investments, purchased options contracts, securities sold short, futures contracts, written options contracts, swaptions contracts,
swap contracts, forward contracts and foreign currency	645,181	7,182,873
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, futures contracts, written options contracts, swaptions contracts, swap contracts,
forward contracts and foreign currency	(5,514,701)	(1,056,307)
Net increase (decrease) in net assets resulting from operations	(644,955)	12,198,601

Distributions to Shareholders:
From net investment income:
Class I	(3,866,558)	(2,878,027)
Class A	(508,666)	(325,344)
From net realized gains:
Class I	−	(2,031,414)
Class A	−	(259,400)
Total distributions to shareholders	(4,375,224)	(5,494,185)

Capital Transactions:
Net proceeds from shares sold:
Class I	71,782,742	84,947,410
Class A	2,310,572	17,904,592
Reinvestment of distributions:
Class I	3,572,172	4,337,336
Class A	474,581	555,761
Cost of shares redeemed:
Class I	(22,277,188)	(39,725,017)
Class A	(32,706,405)	(4,713,205)
Net increase in net assets from capital transactions	23,156,474	63,306,877

Total increase in net assets	18,136,295	70,011,293

Net Assets:
Beginning of period	292,968,354	222,957,061
End of period	$311,104,649	$292,968,354

Accumulated net investment income	$2,052,901	$2,203,560

Capital Share Transactions:
Shares sold:
Class I	7,164,697	8,458,743
Class A	229,457	1,792,124
Shares reinvested:
Class I	357,575	434,603
Class A	47,649	55,912
Shares redeemed:
Class I	(2,220,745)	(3,957,045)
Class A	(3,284,018)	(470,943)

Net increase in capital share transactions	2,294,615	6,313,394

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2014 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(644,955)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(234,182,099)
Sales of long-term portfolio investments	218,280,408
Return of capital dividends received	185,060
Proceeds from securities sold short	112,584,897
Cover short securities	(123,767,606)
Purchase of short-term investments, net	(1,427,230)
Decrease in foreign currency	24,247
Decrease in cash held by broker	18,057,304
Increase in investment securities sold receivable	(10,794,983)
Decrease in premiums paid on open swap contracts	720,959
Increase in dividends and interest receivable	(260,589)
Decrease in prepaid expenses	4,119
Increase in investment securities purchased	457,459
Increase in advisory fees	48,711
Decrease in premiums received on open swap contracts	(366,835)
Increase in dividends and interest on securities sold short	117,016
Decrease in accrued expenses	(10,782)
Net amortization on investments	(89,713)
Net realized gain	(1,085,397)
Net change in unrealized appreciation/depreciation	5,514,258
Net cash used for operating activities	(16,635,751)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	74,061,341
Cost of shares redeemed	(55,087,848)
Dividends paid to shareholders, net of reinvestments	(328,471)
Net cash provided by financing activities	18,645,022

Net increase in cash	2,009,271

Cash:
Beginning of period	33,006,732
End of period	$35,016,003

Non cash financing activities not included herein consist of $4,046,753 of reinvested dividends.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

							For the Period
	For the						May 17,
	Six Months Ended		For the		For the		2011* through
	October 31, 2014		Year Ended April 30,		Year Ended April 30,		April 30, 2012
	(Unaudited)		2014		2013		(Unaudited)

Net asset value, beginning of period	$10.13		$9.86		$9.70		$10.00
Income from Investment Operations:
Net investment income (loss)1	0.14		0.24		0.06		(0.08)
Net realized and unrealized gain (loss) on
investments and foreing currency	(0.15)		0.25		0.12		(0.22)
Total from investment operations	(0.01)		0.49		0.18		(0.30)
Less Distributions:
From net investment income	(0.15)		(0.13)		(0.02)		−
From net realized gains	−		(0.09)		−		−
Total distributions	(0.15)		(0.22)		(0.02)		−

Net asset value, end of period	$9.97		$10.13		$9.86		$9.70

Total return4	(0.11)%	2	4.95%		1.90%		(3.00)%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$305,564		$256,993		$201,442		$122,632

Ratio of expenses before fees waived/recovered including interest expense and
dividends on securities sold short to average net assets	2.39%	3	2.58%		3.01%		3.72%	3
Ratio of expenses after fees waived/recovered including interest expense and
dividends on securities sold short to average net assets	2.50%	3	2.65%		2.84%		3.11%	3
Ratio of expenses after fees waived/recovered excluding interest expense and
dividends on securities sold short to average net assets	1.85%	3	2.04%		2.25%		2.25%	3
Ratio of net investment income (loss) after fees waived/recovered including interest expense and
dividends on securities sold short to average net assets	2.78%	3	2.42%		0.63%		(0.88)%	3
Portfolio turnover rate	105%	2, 5	230%	5	317%	5	490%	2, 5

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

							For the Period
	For the						May 17,
	Six Months Ended		For the		For the		2011* through
	October 31, 2014		Year Ended April 30,		Year Ended April 30,		April 30, 2012
	(Unaudited)		2014		2013		(Unaudited)

Net asset value, beginning of period	$10.09		$9.83		$9.67		$10.00
Income from Investment Operations:
Net investment income (loss)1	0.13		0.22		0.04		(0.10)
Net realized and unrealized gain (loss) on
investments and foreing currency	(0.16)		0.24		0.13		(0.23)
Total from investment operations	(0.03)		0.46		0.17		(0.33)
Less Distributions:
From net investment income	(0.14)		(0.11)		(0.01)		−
From net realized gains	−		(0.09)		−		−
Total distributions	(0.14)		(0.20)		(0.01)		−

Net asset value, end of period	$9.92		$10.09		$9.83		$9.67

Total return4	(0.33)%	2	4.71%		1.73%		(3.30)%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,541		$35,975		$21,515		$10,903

Ratio of expenses before fees waived/recovered including interest expense and
dividends on securities sold short to average net assets	2.64%	3	2.83%		3.26%		3.97%	3
Ratio of expenses after fees waived/recovered including interest expense and
dividends on securities sold short to average net assets	2.75%	3	2.90%		3.09%		3.36%	3
Ratio of expenses after fees waived/recovered excluding interest expense and
dividends on securities sold short to average net assets	2.10%	3	2.29%		2.50%		2.50%	3
Ratio of net investment income (loss) after fees waived/recovered including interest expense and
dividends on securities sold short to average net assets	2.53%	3	2.17%		0.38%		(1.13)%	3
Portfolio turnover rate	105%	2, 5	230%	5	317%	5	490%	2, 5

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2014 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Repurchase Agreements
The Fund may enter into transactions with financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor pursuant to term repurchase agreements.  Pursuant to such agreements, the Fund agrees to sell (“seller”) to the other party (“buyer”) securities or financial instruments against the payment of the purchase price by buyer to seller, with a simultaneous agreement by the buyer to resell securities equivalent to such securities at a mutually agreed upon date or on demand and price (“sell/buy back transactions”).  The Fund as seller is required to provide collateral to buyer equal to the value of the underlying securities of the repurchase price under the agreement.  The Fund may also enter into such transactions as buyer (“buy/sell back transactions”).  The repurchase price generally equals the purchase price plus negotiated interest rates.  In a sell/buy back transaction, the seller transfers securities to buyer against the payment of the purchase price by buyer.  On the repurchase date, buyer transfers to seller equivalent securities against the payment of the repurchase price by seller.  If the counterparty defaults on its repurchase obligation, the Fund will suffer a loss to the extent that price of the underlying securities is less than the proceeds held by the counterparty.  Bankruptcy or insolvency of the defaulting counterparty may cause the Fund's rights with respect to such securities or proceeds to be delayed or limited.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

(f) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date.  Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks.  For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount.  A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount.  A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Transactions in written options contracts for the six months ended October 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 1, 2014	1,751	$130,003
Written	11,404	655,181
Terminated in closing purchasing transactions	(533)	(54,894)
Expired	(7,618)	(460,234)
Exercised	(190)	(23,895)
Outstanding at October 31, 2014	4,814	$246,161

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Transactions in written swaptions contracts for the six months ended October 31, 2014 were as follows:

	Notional Value of Contracts	Premiums Received
Outstanding at May 1, 2014	10,000,000	$27,250
Written	21,880,000	57,322
Terminated in closing purchasing transactions	(3,960,000)	(17,424)
Expired	(22,920,000)	(57,148)
Exercised	-	-
Outstanding at October 31, 2014	5,000,000	$10,000

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(h) Exchange Traded Notes
Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(i) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

(j) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(k) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the Fund is recorded as a liability on the Fund’s books.  An upfront payment made by the Fund is recorded as an asset on the Fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(l) Currency Swap Contracts
The Fund may enter into currency swap agreements, which are similar to interest rate swaps except that they involve multiple currencies.  The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency.  Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed.  Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

(m) Other
The Fund may purchase participations in commercial loans.  Such investments may be secured or unsecured.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(n) Counterparty Risks
The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions.  Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.  The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties.  The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty.  The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

(o) Securities Lending
The Fund may engage in securities lending.  The loans are secured by collateral.  During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  The cash collateral is maintained on the Fund's behalf.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower.  The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2014, the Fund had no securities on loan.

(p) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms.  At October 31, 2014 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, options, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty.  At October 31, 2014 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(q) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended October 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(r) Distributions to Shareholders
The Fund will make distributions of net investment income semi-annually and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.35% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.85% and 2.10% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively.  This agreement is effective until August 31, 2015, and may be terminated by the Trust’s Board of Trustees.

For the six months ended October 31, 2014, the Advisor recovered $170,341 of previously waived advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which the expenses were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2014, the amount of these potentially recoverable expenses was $476,743.  The Advisor may recapture all or a portion of this amount no later than April 30, of the years stated below:

2015	$165,377
2016	311,366

The Advisor invests a portion of the Fund’s assets in securities and other instruments directly.  The Advisor allocates a portion of the Fund’s assets to investment managers (“sub-advisors”), subject to overall monitoring by the Advisor.  The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. JP Morgan Chase Bank, N.A. serves as the Fund’s custodian.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$272,395,709

Gross unrealized appreciation	$4,756,624
Gross unrealized depreciation	(4,237,187)
Net unrealized appreciation on investments	$519,437

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,751,890
Undistributed long-term capital gains	2,235,168
Accumulated earnings	4,987,058

Accumulated capital and other losses	-
Other accumulated losses	(1,630,644)
Unrealized appreciation on investments	7,091,160
Total accumulated earnings	$10,447,574

The Fund utilized $1,049,542 of its capital loss carryforwards during the year ended April 30, 2014.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

The tax character of distributions paid during the fiscal years ended April 30, 2014 and April 30, 2013 were as follows:

	2014	2013
Distributions paid from:
Ordinary income	$3,203,371	$467,867
Long-term capital gains	2,290,814	-
Total distributions paid	$5,494,185	$467,867

Note 5 – Investment Transactions
For the six months ended October 31, 2014, purchases and sales of investments, proceeds from securities sold short and cover short securities, excluding short-term investments, forward contracts, futures contracts, options and swap contracts, were $234,182,099 and $218,280,408 respectively.  Proceeds from securities sold short and cover short securities were $112,584,897 and $123,767,606, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended October 31, 2014, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$8,520,694	$-	$8,520,694
Bonds**	-	246,139,629	-	246,139,629
Common Stock**	16,168,720	-	-	16,168,720
Preferred Stocks**	-	876,602	-	876,602
Exchange Traded Funds	459,900	-	-	459,900
Purchased Options Contracts	749,601	-	-	749,601
Total	$17,378,221	$255,536,925	$-	$272,915,146

Liabilities
Bonds**	$-	$34,834,004	$-	$34,834,004
Common Stock**	8,273,255	-	-	8,273,255
Exchange Traded Funds	893,101	-	-	893,101
Written Options Contracts	241,496	-	-	241,496
Total	$9,407,852	$34,834,004	$-	$44,241,856

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3*	Total
Credit Default Swaps	$-	$(103,752)	$-	$(103,752)
Credit Default Swaptions Contracts on Credit Indices	-	(195)	-	(195)
Interest Rate Swaptions Contracts	-	90	-	90
Interest Rate Cap Options Contracts	-	73,387	-	73,387
Futures Contracts	(27,858)	-	-	(27,858)
Total	$(27,858)	$(30,470)	$-	$(58,328)

*	The Fund did not hold any Level 3 securities at period end.
**
All bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities.  For a detailed break-out by major industry classification, please refer to the Schedule of Investments

***
Other financial instruments are derivative instruments, such as futures contracts and swaps contracts.  Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  The following is a reconciliation of transfers between Levels from April 30, 2014 to October 31, 2014, represented by recognizing the October 31, 2014 market value of securities:

Transfers into Level 1	$-
Transfers out of Level 1	(41,884)
Net transfers in (out) of Level 1	$(41,884)

Transfers into Level 2	$41,884
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$41,884

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2014 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Purchased options, at fair value	$-	$749,601	$-	$73,387	$822,988
Purchased swaptions contracts, at fair value	13,578	-	-	90	13,668
Unrealized appreciation on open swap contracts	7,210	-	-	-	7,210
	$20,788	$749,601	$-	$73,477	$843,866

Liabilities
Written options, at fair value	$-	$241,496	$-	$-	$241,496
Written swaptions contracts, at fair value	13,773	-	-	-	13,773
Unrealized depreciation on open swap contracts	110,962	-	-	-	110,962
Unrealized depreciation on open futures contracts	-	-	-	27,858	27,858
	$124,735	$241,496	$-	$27,858	$394,089

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2014 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$(1,395,454)	$-	$-	$(1,395,454)
Written options contracts	-	453,649	-	-	453,649
Swaptions contracts	(23,230)	-	-	-	(23,230)
Swap contracts	(274,973)	-	-	-	(274,973)
Futures contracts	-	-	-	(36,165)	(36,165)
Foreign currency transactions	-	-	114	-	114
	$(298,203)	$(941,805)	$114	$(36,165)	$(1,276,059)
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$20,312	$-	$(108,232)	$(87,920)
Written options contracts	-	(64,908)	-	-	(64,908)
Swaptions contracts	1,555	-	-	(258)	1,297
Swap contracts	(31,754)	-	-	-	(31,754)
Futures contracts	-	-	-	(19,296)	(19,296)
Foreign currency translations	-	-	(443)	-	(443)
	$(30,199)	$(44,596)	$(443)	$(127,786)	$(203,024)

The notional amount and the number of contracts are included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of October 31, 2014 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swap contracts	Notional amount	$16,466,667
	Swaptions contracts	Notional amount	$8,333,333
Equity contracts	Purchased options contracts	Number of contracts	5,669
	Written options contracts	Number of contracts	(3,808)
Interest rate contracts	Purchased interest rate cap options contracts	Notional amount	$45,833,333
	Swaptions contracts	Notional amount	$100,000
	Futures contracts	Number of contracts	(40)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2014 (Unaudited)

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/ Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	$7,210	$(7,210)	$-	$-
Securities sold short, at value – liability	44,000,360	(16,894,218)	(27,106,142)	-
Written options contracts, at fair value – liability	241,496	-	(241,496)	-
Written swaptions contracts, at fair value – liability	13,773	-	(13,773)	-
Unrealized depreciation on open swap contacts – liability payable	110,962	(7,210)	(103,752)	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance.  The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) and the Sub-Advisory Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and each of Coe Capital Management, LLC (“Coe”) and SSI Investment Management Inc. (“SSI” and together with Coe, the “Sub-Advisors”) with respect to the Palmer Square Absolute Return Fund series of the Trust (the “Fund”) for additional one-year terms.  In approving renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the HFRX Absolute Return Index and the returns of a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from the Multialternative fund universe (the “Performance Universe”) for the one- and three-year periods ended June 30, 2014; performance information for each Sub-Advisor; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Multialternative fund universe (the “Expense Universe”); information compiled by the Investment Advisor comparing the Fund’s performance, investment advisory fees and total expenses to those of a peer group of three other funds that the Investment Advisor believes to be a more appropriate peer group for the Fund (the “Advisor Peer Group”) than the Performance Peer Group and Expense Peer Group; and information about the Investment Advisor’s and Sub-Advisors’ policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the total returns of the Fund for the one- and three-year periods were above the returns of the HFRX Absolute Return Index but below the medians of the Performance Universe (by 142 basis points and 59 basis points, respectively) and the medians of the Fund’s Performance Peer Group (by 62 basis points and 43 basis points, respectively).  The Board noted, however, the advisor’s belief that the Performance Peer Group was not comprised of those mutual funds most comparable to the Fund, and considered that the Fund’s performance for the one-year period and the period from its inception (May 17, 2011) was higher than the average returns of funds in the Advisor Peer Group.  The Board also considered that the dispersion of investment styles in the Multialternative fund universe is great, which makes construction of an appropriate peer group of funds difficult.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

In considering the performance of each Sub-Advisor, the Board considered that the Investment Advisor was satisfied with the performance of each Sub-Advisor and observed that the materials they reviewed indicated as follows:

•
Coe’s portfolio outperformed the HFRI Equity Hedge Index for the year ended December 31, 2013, and the first quarter of 2014 but underperformed the Index on an annualized basis for the two-year period ended December 31, 2013, by 184 basis points.

•	SSI’s portfolio outperformed the return of 90-day Treasury bills for the one- and two-year periods ended December 31, 2013, and for the first quarter of 2014.

The Board also considered the overall quality of services provided by Investment Advisor and the Sub-Advisors to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides active oversight of the Sub-Advisors with respect to the Fund’s operations, including risk management, trading, liquidity, sector diversification and compliance with the Fund’s investment restrictions, and each Sub-Advisor’s specific responsibilities in day-to-day management and oversight of the Fund.  The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund and the commitment of the Investment Advisor to the maintenance and growth of the Fund’s assets.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and the Sub-Advisors. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor and each Sub-Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  The Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were equal to the Expense Peer Group median but above the Expense Universe median by 17 basis points, and the Fund’s total expenses (net of fee waivers) were higher than the medians of the Expense Peer Group and the Expense Universe by 22 basis points.  The Trustees considered the Investment Advisor’s belief that the Expense Peer Group was not comprised of those mutual funds most comparable to the Fund, and that the Fund’s advisory fee and net total expenses were lower than the averages of the Advisor Peer Group funds.  The Trustees also considered that although the average of the asset-based fees charged by the Investment Advisor to four private fund clients and one registered fund client managed using similar strategies as those of the Fund were lower than the advisory fees of the Fund, the four private fund clients also paid the Investment Advisor a performance-based fee.  The Trustees also noted that the Investment Advisor had reduced the Fund’s advisory fee by 40 basis points in November 2013.

The Board reviewed information regarding the sub-advisory fees charged by each Sub-Advisor with respect to the Fund.  The Board observed that the fees charged by each Sub-Advisor were generally the same as or less than the fees it charged to its other institutional clients, many of which were private investment funds that paid performance fees in addition to asset-based fees.  The Board noted that the Investment Advisor pays the Sub-Advisors’ sub-advisory fees out of the Investment Advisor’s advisory fee.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor and each Sub-Advisor under its respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2014, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor and the Sub-Advisors as a result of their relationships with the Fund (other than advisory or sub-advisory fees, as applicable), including research services that may be made available to them by broker-dealers that provide execution services to the Fund, and the intangible benefits of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory or sub-advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

Palmer Square Absolute Return Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period* 5/1/14 – 10/31/14
Class I
Actual Performance	$ 1,000.00	$ 998.90	$ 12.59
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,012.61	$ 12.68

Class A
Actual Performance	$ 1,000.00	$ 996.70	$ 13.84
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,011.34	$ 13.94

*
Expenses are equal to the Fund’s annualized expense ratio of 2.50% and 2.75% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect a recovery of previously waived fees.  Assumes all dividends and distributions were reinvested.

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Palmer Square Absolute Return Fund
a series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66211

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Absolute Return Fund - Class I Shares	PSQIX	461418 451
Palmer Square Absolute Return Fund - Class A Shares	PSQAX	461418 469

Privacy Principles of the Palmer Square Absolute Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Absolute Return Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Absolute Return Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2015